CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating activities:
Net loss	$ (92,938)	$ (39,135)
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	28,015	54,809
Amortization of intangible assets	53,572	53,571
Gain on sale/disposal of assets	(271)	(66)
Deferred income taxes	(30,974)	(23,895)
Amortization of deferred financing costs	962	2,582
PIK interest added to Senior Facilities	26,413
Related party tax payable settlement	15,777
Non-cash rent, interest and other	985	83
Cash flows from changes in net operating assets and liabilities:
Accounts receivable	3,341	10,262
Content library	1,138	38,656
Income tax receivable	276	9,752
Prepaid expenses and other current assets	(2,497)	1,476
Other assets	930	650
Trade payables	4,437	(50,653)
Change in due to/from related parties	(90)	284
Accrued and other liabilities	(19,857)	(21,498)
Net cash flows (used in) provided by operating activities	(10,781)	36,878
Investing Activities:
Purchases of property and equipment	(10,039)	(16,899)
Proceeds from disposition of property and equipment	392	786
Net cash flows used in investing activities	(9,647)	(16,113)
Financing Activities:
Proceeds from Redbox's borrowings	30,896	18,000
Repayments of Redbox's debt obligations	(3,855)	(37,188)
Dividends paid	(90)	(707)
Principal payments on capital lease obligations	(2,292)	(2,800)
Net cash flows provided by (used in) financing activities	24,659	(22,695)
Change in cash, cash equivalents and restricted cash	4,231	(1,930)
Cash, cash equivalents and restricted cash:
Cash - Beginning of period	8,927	7,378
Cash - End of period	$ 13,158	$ 5,448